Disclosures on shareholdings in accordance with IFRS 12 - Summary of Subsidiaries Included in Consolidation (Detail)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
SIGNA Sports NV
Disclosure of subsidiaries [line items]
Principal place of business, Country	Berlin, Germany
SIGNA Sports United GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Berlin, Germany
Sum of the direct and indirect shares	100.00%	0.00%
Type of interest	FC	—
Olympics I Merger Sub, LLC
Disclosure of subsidiaries [line items]
Principal place of business, Country	George Town, Cayman Islands,UK
Sum of the direct and indirect shares	100.00%
Type of interest	FC
OUTFITTER Teamsport GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Großostheim, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Teamstolz GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Ehingen, Germany
Sum of the direct and indirect shares	55.00%	55.00%
Type of interest	AE	AE
SIGNA SPORTS CENTRO TÉCNICO SL
Disclosure of subsidiaries [line items]
Principal place of business, Country	Barcelona, Spain
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Score Invest SAS
Disclosure of subsidiaries [line items]
Principal place of business, Country	Holtzheim, France
Sum of the direct and indirect shares	80.60%	80.60%
Type of interest	FC	FC
Tennis-Point GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Herzebrock-Clarholz, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
MRS Tennis AG
Disclosure of subsidiaries [line items]
Principal place of business, Country	Dietikon, Switzerland
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Tennis-Point Handels GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Graz, Austria
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
TENNIS POINT SPOR MALZEMELERI LIMITED SIRKETI
Disclosure of subsidiaries [line items]
Principal place of business, Country	Serik Antalya, Turkey
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Tennis-Point Iberia S.L.
Disclosure of subsidiaries [line items]
Principal place of business, Country	Barcelona, Spain
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Tennis-Point d.o.o.
Disclosure of subsidiaries [line items]
Principal place of business, Country	Bol, Croatia
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Bruneck, Italy
Disclosure of subsidiaries [line items]
Principal place of business, Country	Bruneck, Italy
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Midwest Sports Supply LLC.
Disclosure of subsidiaries [line items]
Principal place of business, Country	Cincinnati, USA
Sum of the direct and indirect shares	60.60%	60.60%
Type of interest	FC	FC
Ballside GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Rostock, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Tennis Express LLC
Disclosure of subsidiaries [line items]
Principal place of business, Country	Houston, USA
Sum of the direct and indirect shares	66.70%	0.00%
Type of interest	FC	FC
Publikat GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Großostheim, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
SIGNA Sport Online GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Internetstores Holding GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Stuttgart, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Internetstores GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Stuttgart, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Bikester Sweden Retail Stores AB
Disclosure of subsidiaries [line items]
Principal place of business, Country	Stockholm, Sweden
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Stockholm, Sweden
Disclosure of subsidiaries [line items]
Principal place of business, Country	Stockholm, Sweden
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Probikeshop-Dolphin France SAS
Disclosure of subsidiaries [line items]
Principal place of business, Country	Saint Etienne, France
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
E-Procall
Disclosure of subsidiaries [line items]
Principal place of business, Country	Saint Etienne, France
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
E-Prolog
Disclosure of subsidiaries [line items]
Principal place of business, Country	Chapponay, France
Sum of the direct and indirect shares	0.00%	100.00%
Type of interest	0	FC
SIGNA Beteiligung I Verwaltungs UG (haftungsbeschränkt)
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
Sports Data Services GmbH (formally known as INSIGNA GmbH)
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
SIGNA AppVentures GmbH
Disclosure of subsidiaries [line items]
Principal place of business, Country	Munich, Germany
Sum of the direct and indirect shares	100.00%	100.00%
Type of interest	FC	FC
AEON SIGNA Sports United Co., Ltd.
Disclosure of subsidiaries [line items]
Principal place of business, Country	Chiba, Japan
Sum of the direct and indirect shares	50.00%	50.00%
Type of interest	AE	AE
New York, USA
Disclosure of subsidiaries [line items]
Principal place of business, Country	New York, USA
Sum of the direct and indirect shares	100.00%
Type of interest	FC
SSU Midwest Acqusition Corp.
Disclosure of subsidiaries [line items]
Principal place of business, Country	New York, USA
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Sports Media Services Gmbh
Disclosure of subsidiaries [line items]
Principal place of business, Country	Berlin, Germany
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Mapil TopCo Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Mapil MidCo 1 Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Mapil MidCo 2 Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Mapil Bidco Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Ensco 503 Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Wiggle Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Peleton Topco Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Peleton Midco 1 Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Chain Reaction Cycles Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Hotlines Europe Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Edinburgh, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Chain Reaction Cycles Retail Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Belfast, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Taiwan Chain Reaction Co. Ltd
Disclosure of subsidiaries [line items]
Principal place of business, Country	Yuanlin, Taiwan
Sum of the direct and indirect shares	100.00%
Type of interest	FC
Wiggle Australia Pty Limited
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC
WiggleCRC US LLC
Disclosure of subsidiaries [line items]
Principal place of business, Country	Portsmouth, United Kingdom
Sum of the direct and indirect shares	100.00%
Type of interest	FC